Related Party Transactions - Schedule of Loan Granted to Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and accounts receivable from customers
Loans and receivables to customers, net	$ 170,987
Productive Companies [member]
Loans and accounts receivable from customers
Commercial loans	47,792	$ 150,796
Allowance for loan losses	(9,592)	(6,333)
Loans and receivables to customers, net	38,200	144,463
Productive Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	47,792	150,796
Investment Companies [member]
Loans and accounts receivable from customers
Commercial loans	19,208	10,037
Allowance for loan losses	(1,182)	(885)
Loans and receivables to customers, net	18,026	9,152
Investment Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	19,208	10,037
Individuals [member]
Loans and accounts receivable from customers
Commercial loans	47,517	43,830
Allowance for loan losses	(225)	(348)
Loans and receivables to customers, net	47,292	43,482
Individuals [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	5,758	6,517
Individuals [member] | Mortgages loans [member]
Loans and accounts receivable from customers
Commercial loans	33,701	30,124
Individuals [member] | Consumer loans [member]
Loans and accounts receivable from customers
Commercial loans	$ 8,058	$ 7,189